POSTRETIREMENT BENEFIT PLANS - Plan Funded Status and Amounts Recorded in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2023
Change in benefit obligations
Balance at January 1	$ 98,863
Balance at December 31	70,811	$ 98,863
Change in plan assets
Balance at January 1	83,522
Balance at December 31	59,666	83,522
Funded status - surplus (deficit)	(11,145)	(15,341)		$ (11,145)
Amounts recorded in Statement of Financial Position
Non-current assets - other	1,793	1,930
Continuing operations
Change in benefit obligations
Balance at January 1	66,143
Balance at December 31	47,298	66,143
Change in plan assets
Balance at January 1	56,585
Balance at December 31	40,375	56,585
Funded status - surplus (deficit)	(6,923)	(9,558)
Discontinued operations
Change in benefit obligations
Balance at January 1	32,720
Balance at December 31	23,513	32,720
Change in plan assets
Balance at January 1	26,937
Balance at December 31	19,291	26,937
Funded status - surplus (deficit)	(4,222)	(5,783)
Principal pension plans
Change in benefit obligations
Balance at January 1	72,299	76,298
Service cost for benefits earned	221	237	$ 657
Interest cost on benefit obligations	2,069	1,951	2,350
Participant contributions	14	15
Plan amendments	0	0
Actuarial loss (gain) - net	(17,281)	(2,448)
Benefits paid	(3,731)	(3,754)
Curtailments	0	0
Dispositions/acquisitions/other - net	0	0
Exchange rate adjustments	0	0
Balance at December 31	53,591	72,299	76,298
Change in plan assets
Balance at January 1	60,990	58,843
Actual gain (loss) on plan assets	(12,605)	5,559
Employer contributions	325	327
Participant contributions	14	15
Benefits paid	(3,731)	(3,754)
Dispositions/acquisitions/other - net	0	0
Exchange rate adjustments	0	0
Balance at December 31	44,993	60,990	58,843
Funded status - surplus (deficit)	(8,598)	(11,309)
Amounts recorded in Statement of Financial Position
Net amount recorded	(8,598)	(11,309)
Prior service cost (credit)	(113)	(109)
Net loss (gain)	(5,710)	(2,754)
Total recorded in Accumulated other comprehensive loss (income)	(5,823)	(2,863)
Principal pension plans | Continuing operations
Amounts recorded in Statement of Financial Position
Non-current assets - other	0	0
Current liabilities - other	(214)	(219)
Non-current liabilities - compensation and benefits	(5,243)	(6,967)
Principal pension plans | Discontinued operations
Amounts recorded in Statement of Financial Position
Non-current assets - other	0	0
Current and non-current liabilities	(3,141)	(4,123)
Principal pension plans | GE Supplementary Pension Plan
Change in benefit obligations
Balance at January 1	7,226
Balance at December 31	5,457	7,226
Other pension plans
Change in benefit obligations
Balance at January 1	22,256	24,658
Service cost for benefits earned	86	233	243
Interest cost on benefit obligations	398	383	422
Participant contributions	19	24
Plan amendments	0	(1)
Actuarial loss (gain) - net	(6,282)	(1,561)
Benefits paid	(920)	(998)
Curtailments	0	(74)
Dispositions/acquisitions/other - net	0	(188)
Exchange rate adjustments	(1,641)	(220)
Balance at December 31	13,916	22,256	24,658
Change in plan assets
Balance at January 1	22,490	21,506
Actual gain (loss) on plan assets	(5,334)	1,602
Employer contributions	209	594
Participant contributions	19	24
Benefits paid	(920)	(998)
Dispositions/acquisitions/other - net	0	(138)
Exchange rate adjustments	(1,801)	(100)
Balance at December 31	14,663	22,490	21,506
Funded status - surplus (deficit)	747	234
Amounts recorded in Statement of Financial Position
Net amount recorded	747	234
Prior service cost (credit)	(42)	(52)
Net loss (gain)	1,787	2,012
Total recorded in Accumulated other comprehensive loss (income)	1,745	1,960
Other pension plans | Continuing operations
Amounts recorded in Statement of Financial Position
Non-current assets - other	1,747	1,968
Current liabilities - other	(55)	(46)
Non-current liabilities - compensation and benefits	(1,013)	(1,527)
Other pension plans | Discontinued operations
Amounts recorded in Statement of Financial Position
Non-current assets - other	844	930
Current and non-current liabilities	(776)	(1,091)
Principal retiree benefit plans
Change in benefit obligations
Balance at January 1	4,308	5,019
Service cost for benefits earned	39	44	59
Interest cost on benefit obligations	108	103	150
Participant contributions	54	60
Plan amendments	0	0
Actuarial loss (gain) - net	(778)	(446)
Benefits paid	(438)	(472)
Curtailments	0	0
Dispositions/acquisitions/other - net	11	0
Exchange rate adjustments	0	0
Balance at December 31	3,304	4,308	5,019
Change in plan assets
Balance at January 1	42	134
Actual gain (loss) on plan assets	0	41
Employer contributions	352	279
Participant contributions	54	60
Benefits paid	(438)	(472)
Dispositions/acquisitions/other - net	0	0
Exchange rate adjustments	0	0
Balance at December 31	10	42	$ 134
Funded status - surplus (deficit)	(3,294)	(4,266)
Amounts recorded in Statement of Financial Position
Net amount recorded	(3,294)	(4,266)
Prior service cost (credit)	(1,677)	(1,912)
Net loss (gain)	(1,705)	(1,042)
Total recorded in Accumulated other comprehensive loss (income)	(3,382)	(2,954)
Principal retiree benefit plans | Continuing operations
Amounts recorded in Statement of Financial Position
Non-current assets - other	0	0
Current liabilities - other	(222)	(236)
Non-current liabilities - compensation and benefits	(1,923)	(2,531)
Principal retiree benefit plans | Discontinued operations
Amounts recorded in Statement of Financial Position
Non-current assets - other	0	0
Current and non-current liabilities	(1,149)	(1,499)
Retiree health plans
Change in benefit obligations
Balance at January 1	2,548
Balance at December 31	$ 1,991	$ 2,548